LONG-TERM DEBT - SCHEDULE OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt
Total long-term debt	$ 1,235,172	$ 1,245,172	$ 190,586
Less: Current portion of long-term debt	40,000	40,000	0
Less: Net adjustment for remaining original issue discount on Term Loan and original issue premium related to the Match Exchange Offer	11,266	11,691	0
Less: Unamortized debt issuance costs	16,009	16,610
Long-term debt, net of current maturities	1,167,897	1,176,871	190,586
Term Loan, final payment due November 16, 2022
Long-term Debt
Term loan	790,000	800,000	0
6.75% Senior Notes, due December 15, 2022
Long-term Debt
Match Group senior notes	$ 445,172	$ 445,172	$ 0
Stated interest rate (as a percent)	6.75%	6.75%